Staff costs - Performance share plan (Details) - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Share-based payment arrangement
Plan achievement percentage	65.67%
Performance Share Plan First Cycle 2014 [Member]
Share-based payment arrangement
Number of benchmark group credit institutions		15
Performance Share Plan Second Cycle 2015
Share-based payment arrangement
Maximum number of shares to which a beneficiary is entitled (as a percent)	20.00%
Number of benchmark group credit institutions	17